SHORT - TERM DEBT AND LONG-TERM DEBT- Schedule Of Short Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Total	$ 11,400	$ 14,447
East West Bank [Member]
Total	$ 11,400	11,000
Others [Member]
Total		$ 3,447